Putnam VT International Equity Fund
The fund's portfolio
9/30/19 (Unaudited)

COMMON STOCKS (95.4%)(a)
	Shares	Value
Australia (2.6%)
Qantas Airways, Ltd.	686,572	$2,914,798
QBE Insurance Group, Ltd.	326,272	2,765,930

		5,680,728
Canada (1.0%)
TMX Group, Ltd.	25,200	2,174,864

		2,174,864
China (1.1%)
Yum China Holdings, Inc.	52,600	2,389,618

		2,389,618
Finland (1.2%)
Fortum OYJ	110,228	2,605,903

		2,605,903
France (14.8%)
Airbus SE	33,705	4,379,024
AXA SA	243,295	6,213,155
Dassault Systemes SA	21,797	3,106,312
Eurazeo SA	26,958	2,005,382
Kering SA	7,892	4,021,813
Natixis SA	288,603	1,196,912
Veolia Environnement SA	204,511	5,184,813
Vinci SA	51,407	5,536,991

		31,644,402
Germany (3.6%)
adidas AG	14,062	4,378,124
CompuGroup Medical SE	11,612	698,639
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $8) (Private)(F)(RES)(NON)	12	10
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $8) (Private)(F)(RES)(NON)	6	5
New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private)(F)(RES)(NON)	2	2
Rheinmetall AG	21,069	2,664,991

		7,741,771
Hong Kong (4.4%)
AIA Group, Ltd.	686,800	6,488,835
Hong Kong Exchanges and Clearing, Ltd.	102,700	3,013,767

		9,502,602
India (1.4%)
HDFC Bank, Ltd. ADR	52,400	2,989,420

		2,989,420
Ireland (3.2%)
Bank of Ireland Group PLC	229,907	912,137
CRH PLC	135,547	4,667,091
Kerry Group PLC Class A	11,383	1,331,261

		6,910,489
Japan (17.9%)
Asahi Group Holdings, Ltd.	102,600	5,076,624
Daikin Industries, Ltd.	19,100	2,504,860
Hoya Corp.	52,500	4,282,058
MinebeaMitsumi, Inc.	126,300	1,998,606
Mitsubishi Corp.	113,700	2,787,687
Nintendo Co., Ltd.	8,700	3,220,106
ORIX Corp.	183,600	2,735,534
Seven & i Holdings Co., Ltd.	49,400	1,887,822
Sony Corp.	98,200	5,764,397
Sumitomo Mitsui Financial Group, Inc.	97,200	3,321,655
Toyota Motor Corp.	71,300	4,758,389

		38,337,738
Luxembourg (—%)
Global Fashion Group SA (acquired various dates from 8/2/13 to 9/14/17, cost $442,533) (Private)(F)(RES)(NON)	13,686	28,140

		28,140
Netherlands (7.4%)
Heineken NV	5,660	611,730
ING Groep NV	268,421	2,809,800
Koninklijke Ahold Delhaize NV	123,711	3,095,226
Koninklijke DSM NV	25,410	3,057,598
Unilever NV	105,976	6,370,298

		15,944,652
South Korea (1.9%)
Samsung Electronics Co., Ltd. (Preference)	120,379	3,975,229

		3,975,229
Sweden (1.8%)
ASSA ABLOY AB Class B	115,212	2,564,285
EQT AB(NON)	136,263	1,210,774

		3,775,059
Switzerland (12.9%)
Alcon, Inc.(NON)	58,231	3,395,666
Barry Callebaut AG	1,735	3,577,606
Coca-Cola HBC AG	105,034	3,431,369
Lonza Group AG	10,473	3,540,494
Nestle SA	28,789	3,123,363
Novartis AG	83,976	7,281,482
SIG Combibloc Group AG	250,782	3,341,917

		27,691,897
United Kingdom (17.2%)
Anglo American PLC	139,740	3,215,044
Ashtead Group PLC	140,979	3,924,433
Associated British Foods PLC	48,625	1,376,891
AstraZeneca PLC	71,853	6,414,863
Compass Group PLC	150,764	3,879,832
Imperial Brands PLC	108,920	2,448,372
Prudential PLC	362,136	6,567,646
Quilter PLC	710,465	1,191,088
SSE PLC	223,346	3,420,329
Vodafone Group PLC	2,213,651	4,409,306

		36,847,804
United States (3.0%)
Linde PLC	14,951	2,900,661
NXP Semiconductors NV	32,100	3,502,750

		6,403,411

Total common stocks (cost $195,534,985)		$204,643,727

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.25%, 11/15/25(i)	$98,000	$102,478
2.25%, 4/30/21(i)	61,000	62,064

Total U.S. treasury obligations (cost $164,542)		$164,542

SHORT-TERM INVESTMENTS (4.7%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 2.05%(AFF)	Shares	9,899,268	$9,899,268
U.S. Treasury Bills 1.919%, 12/5/19(SEGSF)		$122,000	121,607
U.S. Treasury Bills 1.919%, 12/12/19(SEGSF)		120,000	119,573

Total short-term investments (cost $10,140,403)			$10,140,448
TOTAL INVESTMENTS

Total investments (cost $205,839,930)			$214,948,717

	FORWARD CURRENCY CONTRACTS at 9/30/19 (aggregate face value $76,312,257) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	12/18/19	$1,182,267	$1,172,666	$(9,601)
		Euro	Buy	12/18/19	457,654	461,513	(3,859)
		Japanese Yen	Buy	11/20/19	6,048,746	6,079,280	(30,534)
	Barclays Bank PLC
		Australian Dollar	Sell	10/16/19	944,260	944,286	26
		British Pound	Buy	12/18/19	3,214,507	3,246,670	(32,163)
		Canadian Dollar	Buy	10/16/19	1,716,018	1,735,705	(19,687)
		Euro	Buy	12/18/19	5,832,727	5,910,653	(77,926)
		Hong Kong Dollar	Sell	11/20/19	97,901	108,227	10,326
		Japanese Yen	Sell	11/20/19	2,438,256	2,454,557	16,301
		Swiss Franc	Sell	12/18/19	5,577,020	5,650,790	73,770
	Citibank, N.A.
		Australian Dollar	Buy	10/16/19	2,616,079	2,717,952	(101,873)
		British Pound	Sell	12/18/19	2,400,673	2,381,347	(19,326)
		Canadian Dollar	Buy	10/16/19	784,888	793,943	(9,055)
		Danish Krone	Buy	12/18/19	3,569,837	3,602,976	(33,139)
		Euro	Sell	12/18/19	4,277,647	4,311,359	33,712
		New Zealand Dollar	Buy	10/16/19	438,666	468,328	(29,662)
	Goldman Sachs International
		British Pound	Sell	12/18/19	1,204,715	1,195,012	(9,703)
		Canadian Dollar	Sell	10/16/19	1,792,649	1,793,275	626
		Euro	Buy	12/18/19	720,470	726,253	(5,783)
		Japanese Yen	Buy	11/20/19	634,003	636,932	(2,929)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/16/19	610,328	634,025	(23,697)
		Chinese Yuan (Offshore)	Sell	11/20/19	2,227,073	2,280,254	53,181
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/16/19	51,795	53,807	(2,012)
		British Pound	Sell	12/18/19	646,577	642,667	(3,910)
		Canadian Dollar	Buy	10/16/19	1,879,020	1,900,593	(21,573)
		Japanese Yen	Buy	11/20/19	6,717,848	6,750,803	(32,955)
		Norwegian Krone	Buy	12/18/19	1,565,441	1,571,491	(6,050)
		Singapore Dollar	Buy	11/20/19	2,817,200	2,842,659	(25,459)
		South Korean Won	Sell	11/20/19	4,091,403	4,076,124	(15,279)
		Swedish Krona	Buy	12/18/19	2,557,423	2,579,321	(21,898)
		Swiss Franc	Sell	12/18/19	1,792,999	1,821,669	28,670
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/19	676,169	702,443	(26,274)
		Israeli Shekel	Buy	10/16/19	1,201,788	1,176,707	25,081
		Japanese Yen	Buy	11/20/19	1,795,673	1,756,542	39,131
	UBS AG
		Swedish Krona	Sell	12/18/19	1,132,000	1,131,428	(572)

	Unrealized appreciation						280,824

	Unrealized (depreciation)						(564,919)

	Total						$(284,095)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through September 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $214,501,269.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $28,157, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/19
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$31,878,345	$31,878,345	$27,935	$—
	Putnam Short Term Investment Fund**	4,659,662	73,156,114	67,916,508	107,310	9,899,268

	Total Short-term investments	$4,659,662	$105,034,459	$99,794,853	$135,245	$9,899,268
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the fund had no securities out on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $122,549.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
	At the close of the reporting period, the fund maintained liquid assets totaling $352,533 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	21.3%
	Consumer staples	15.1
	Industrials	13.6
	Health care	11.9
	Consumer discretionary	11.8
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $351,517 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $122,549 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$5,680,728	$—	$—
Canada	2,174,864	—	—
China	2,389,618	—	—
Finland	2,605,903	—	—
France	31,644,402	—	—
Germany	7,741,754	—	17
Hong Kong	9,502,602	—	—
India	2,989,420	—	—
Ireland	6,910,489	—	—
Japan	38,337,738	—	—
Luxembourg	—	—	28,140
Netherlands	15,944,652	—	—
South Korea	3,975,229	—	—
Sweden	3,775,059	—	—
Switzerland	27,691,897	—	—
United Kingdom	36,847,804	—	—
United States	6,403,411	—	—

Total common stocks	204,615,570	—	28,157
U.S. treasury obligations	—	164,542	—
Short-term investments	9,899,268	241,180	—

Totals by level	$214,514,838	$405,722	$28,157
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(284,095)	$—

Totals by level	$—	$(284,095)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$92,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com